Property and Equipment (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total cost of property and equipment	$ 20,091	$ 7,014
Accumulated depreciation	1,548	117
Property and equipment, net	18,543	6,897
Hardware & Equipment [Member]
Total cost of property and equipment	20,091	7,014
Software [Member]
Total cost of property and equipment	$ 0	$ 0